Income Taxes - Components of (Loss) Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic			$ (73,271)	$ (39,860)
Foreign			(3,085)	(6,829)
Net income (loss)	$ (63,312)	$ (16,778)	$ (76,356)	$ (46,689)